UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

Portfolio of Investments — as of July 31, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 45.8%
	AIM Aviation Finance
$1,595,238	4.750%, 02/15/40 (A)	$1,400,460
	American Homes 4 Rent
4,610,000	6.231%, 10/17/36 (A)	4,992,363
5,325,000	3.684%, 06/17/31 (A) (B)	5,097,817
300,000	2.946%, 06/17/31 (A) (B)	287,019
	Axis Equipment Finance Receivables LLC
999,888	6.410%, 10/22/18 (A)	1,000,978
	CAM Mortgage Trust
3,350,000	5.000%, 01/15/56 (A) (B)	3,253,711
6,880,000	4.750%, 07/15/64 (A) (B)	6,749,760
	CarFinance Capital Auto Trust
3,500,000	5.490%, 01/18/22 (A)	3,375,175
1,600,000	5.360%, 11/15/21 (A)	1,566,148
	CarNow Auto Receivables Trust
8,590,000	6.850%, 05/17/21 (A)	8,404,797
	Castlelake Aircraft Securitization Trust
1,964,536	5.250%, 02/15/29 (A)	1,944,891
	Colony American Finance
3,311,000	6.560%, 10/15/47 (A)	3,280,203
3,000,000	5.649%, 10/15/47 (A)	3,012,967
	Colony American Homes
2,000,000	3.801%, 07/17/31 (A) (B)	1,878,164
	Countrywide Asset-Backed Certificates
1,821,436	4.935%, 05/25/35	1,863,605
	CPS Auto Receivables Trust
5,000,000	8.390%, 09/15/23 (A)	4,999,210
5,110,000	8.140%, 05/15/23 (A)	5,075,901
1,000,000	6.760%, 03/15/21 (A)	990,494
1,100,000	6.380%, 05/17/21 (A)	1,082,336
2,130,000	6.220%, 08/15/22 (A)	1,985,423
2,000,000	6.210%, 02/15/22 (A)	1,905,921
3,870,000	6.190%, 05/16/22 (A)	3,669,098
1,000,000	5.910%, 11/15/21 (A)	956,044
800,000	5.850%, 08/16/21 (A)	773,338
1,200,000	4.620%, 05/15/20 (A)	1,158,044

1

Portfolio of Investments — as of July 31, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — (continued)
	DSLA Mortgage Loan Trust
$3,587,303	0.813%, 09/19/45 (B)	$2,607,433
	DT Auto Owner Trust
5,150,000	4.660%, 12/15/22 (A)	5,104,878
5,110,000	4.530%, 10/17/22 (A)	5,179,836
1,055,000	4.260%, 02/15/22 (A)	1,058,319
2,080,000	4.250%, 02/15/22 (A)	2,092,722
	ECAF Blocker I
9,000,000	0.000%, 03/15/40 (C) (D)	8,774,919
	FAN Engine Securitization
4,799,758	4.625%, 10/15/43 (A)	4,760,064
	First Investors Auto Owner Trust
5,000,000	7.720%, 11/15/22 (A)	5,003,695
1,890,000	5.590%, 11/15/22 (A)	1,792,299
945,000	3.470%, 02/15/21 (A)	933,903
	Flagship Credit Auto Trust
7,250,000	8.560%, 11/15/23 (A)	7,722,677
5,000,000	7.120%, 11/15/22 (A)	5,066,658
3,000,000	6.180%, 02/15/22 (A)	2,908,762
6,000,000	5.980%, 08/15/22 (A)	5,819,846
	GCA Holdings
686,358	7.500%, 01/05/30 (A) (D)	425,542
1,767,446	6.000%, 01/05/30 (A) (D)	1,360,934
3,160,000	0.632%, 01/05/30 (A) (C) (D)	442,400
	Global Container Assets
960,180	4.500%, 02/05/30 (A)	924,418
	HarborView Mortgage Loan Trust
3,842,509	1.003%, 06/19/34 (B)	3,297,793
1,012,020	0.683%, 09/19/46 (B)	733,755
6,071,919	0.663%, 11/19/36 (B)	5,014,163
	Home Partners of America Trust
5,085,000	4.634%, 03/17/33 (A) (B)	4,871,598
	Invitation Homes Trust
3,000,000	3.101%, 12/17/30 (A) (B)	2,931,395
	Key Resorts
2,102,092	5.870%, 03/17/31 (A)	2,089,147

2

Portfolio of Investments — as of July 31, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — (continued)
	Leaf Receivables Funding 10
$4,470,000	6.000%, 06/15/23 (A)	$4,354,285
	Leaf Receivables Funding 11
3,152,000	6.000%, 06/15/24 (A)	2,922,402
1,300,000	5.500%, 04/15/23 (A)	1,290,773
	Lehman XS Trust Series
968,483	0.768%, 12/25/35 (B)	591,865
	OneMain Financial Issuance Trust
3,400,000	6.630%, 03/18/26 (A)	3,437,150
1,000,000	5.820%, 11/20/28 (A)	959,654
7,770,000	5.640%, 07/18/25 (A)	7,652,819
5,470,000	5.310%, 09/18/24 (A)	5,404,969
	Prestige Auto Receivables Trust
5,400,000	7.690%, 03/15/23 (A)	5,467,322
4,000,000	4.670%, 01/17/22 (A)	3,768,925
	RCO Depositor II
4,542,000	5.000%, 11/25/45 (A) (B)	4,346,551
	RFMSI Series Trust
3,420,809	3.863%, 03/25/35 (B)	2,594,624
	Rise
848,958	6.500%, 02/15/39 (B)	838,346
	Shenton Aircraft Investment I
4,987,300	5.750%, 10/15/42 (A)	4,893,788
4,608,282	4.750%, 10/15/42 (A)	4,517,959
	Sierra Timeshare Receivables Funding
234,608	9.310%, 07/20/28 (A)	238,956
	Springleaf Funding Trust
4,000,000	6.310%, 11/15/24 (A)	4,001,526
	Tidewater Auto Receivables Trust
3,700,000	9.250%, 05/15/23 (A)	3,753,132
3,200,000	3.570%, 05/15/21 (A)	3,120,924
	Trade MAPS 1
4,000,000	5.474%, 12/10/18 (A) (B)	4,000,800
	TSTC
4,000,000	6.989%, 08/24/17 (B) (D)	4,000,000

3

Portfolio of Investments — as of July 31, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — (continued)
	VOLT XLV
$5,455,000	4.875%, 05/25/46 (A)	$5,100,696
	VOLT XLVIII
4,830,000	6.125%, 07/25/46 (A)	4,740,545
	VOLT XXXVIII
4,907,387	4.500%, 09/25/45 (A)	4,616,694
	Westgate Resorts
424,461	6.250%, 10/20/26 (A)	422,976
539,563	5.500%, 12/20/26 (A)	535,009

	Total Asset-Backed Securities
	(Cost $243,621,869)	239,193,713

Residential Mortgage-Backed Obligations — 31.6%
	Alliance Bancorp Trust
7,315,064	0.728%, 07/25/37 (B)	5,216,069
	Alternative Loan Trust
2,831,195	6.000%, 09/25/34	2,916,395
1,379,385	5.750%, 10/25/33	1,421,184
529,035	5.750%, 01/25/35	533,335
561,951	5.500%, 02/25/25	572,842
1,842,150	5.500%, 07/25/33	1,829,843
1,075,502	5.500%, 04/25/34	1,092,886
	American Home Mortgage Investment Trust
3,405,174	0.768%, 03/25/46 (B)	2,786,398
	Banc of America Alternative Loan Trust
5,733,171	6.000%, 07/25/34	6,007,779
887,409	6.000%, 10/25/34	902,980
1,440,872	5.500%, 10/25/33	1,469,228
2,839,943	5.250%, 07/25/35	2,593,215
	Banc of America Funding Trust
2,038,307	5.750%, 11/25/35	2,088,609
613,173	5.500%, 11/25/34	607,567
513,436	2.907%, 12/20/34 (B)	472,726
374,449	2.804%, 11/20/34 (B)	347,613
	Banc of America Mortgage Trust
958,730	2.961%, 02/25/35 (B)	922,697

4

Portfolio of Investments — as of July 31, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — (continued)
	Bear Stearns Adjustable Rate Mortgage Trust
$4,424,732	2.817%, 02/25/36 (B)	$3,426,715
	CHL Mortgage Pass-Through Trust
1,439,774	5.500%, 10/25/35	1,300,519
994,781	3.032%, 08/25/34 (B)	857,837
	Citigroup Mortgage Loan Trust
968,968	2.938%, 09/25/34 (A) (B)	884,059
3,935,099	2.782%, 08/25/35 (B)	3,644,064
3,846,063	2.740%, 11/25/35 (A) (B)	3,447,627
	CitiMortgage Alternative Loan Trust
3,662,063	6.000%, 09/25/36	3,263,295
	Countrywide Alternative Loan Trust
2,968,820	5.750%, 04/25/37	2,797,816
629,917	5.500%, 08/25/34	656,580
1,968,969	0.663%, 05/25/35 (B)	1,528,512
	Countrywide Home Loan Mortgage Pass-Through Trust
384,164	3.124%, 01/20/35 (B)	366,175
719,093	3.061%, 11/20/35 (B) (D)	636,329
2,278,539	0.723%, 04/25/35 (B)	1,789,151
	Credit Suisse First Boston Mortgage Securities
3,407,429	5.500%, 11/25/35	3,086,610
1,939,648	5.250%, 11/25/20	1,906,834
	Credit Suisse Mortgage Trust
1,000,000	4.584%, 03/15/17 (A) (B)	973,962
3,300,000	2.411%, 06/27/34 (A) (B)	2,992,444
	Deutsche Alt-A Securities Mortgage Loan Trust
1,053,052	5.500%, 11/25/35 (B)	987,237
3,992,751	5.500%, 12/25/35	3,336,859
	FHLMC Structured Agency Credit Risk Debt Notes
6,042,000	4.703%, 11/25/23 (B)	6,290,174
8,661,000	3.753%, 10/25/27 (B)	8,809,310
	GMAC Mortgage Loan Trust
1,124,326	3.406%, 07/19/35 (B)	1,017,965

5

Portfolio of Investments — as of July 31, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — (continued)
	GSR Mortgage Loan Trust
$386,822	3.192%, 10/25/35 (B)	$362,891
247,614	3.119%, 07/25/35 (B)	218,965
563,695	2.881%, 12/25/34 (B)	558,406
	IndyMac Index Mortgage Loan Trust
2,888,691	2.763%, 08/25/35 (B)	2,377,466
2,549,499	1.093%, 07/25/45 (B)	2,085,855
	JPMorgan Alternative Loan Trust
1,962,094	3.531%, 03/25/36 (B)	1,388,163
	JPMorgan Mortgage Trust
3,652,644	6.000%, 09/25/34	3,692,893
5,839,070	6.000%, 01/25/36	4,680,760
1,773,792	5.750%, 03/25/37	1,410,083
1,551,859	2.695%, 02/25/36 (B)	1,367,896
	JPMorgan Resecuritization Trust
3,017,007	2.977%, 06/27/34 (A) (B)	2,697,078
	Lehman Mortgage Trust
800,102	0.953%, 01/25/36 (B)	502,562
	MASTR Adjustable Rate Mortgages Trust
3,429,509	3.052%, 03/25/35 (B)	2,955,001
2,138,392	2.918%, 04/25/36 (B)	1,953,494
4,573,616	2.836%, 03/25/35 (B)	3,409,159
	MASTR Alternative Loan Trust
1,767,417	6.000%, 06/25/34	1,803,809
3,277,382	6.000%, 09/25/34	3,388,699
4,955,000	5.500%, 03/25/34	5,054,603
1,267,118	5.500%, 06/25/34	1,299,232
1,149,559	5.250%, 11/25/33	1,173,977
	Merrill Lynch Alternative Note Asset Trust
3,334,393	6.000%, 03/25/37	2,604,803
	Morgan Stanley Mortgage Loan Trust
1,153,527	6.000%, 06/25/36	1,004,323
384,204	5.500%, 11/25/35	395,116
	National City Mortgage Capital Trust
827,530	6.000%, 03/25/38	859,982

6

Portfolio of Investments — as of July 31, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — (continued)
	New York Mortgage Trust
$1,712,865	2.949%, 05/25/36 (B)	$1,530,656
	RALI Series Trust
498,973	5.500%, 06/25/34	509,284
1,030,407	0.693%, 09/25/46 (B)	752,708
2,089,205	0.678%, 04/25/46 (B)	1,681,881
	Residential Asset Securitization Trust
2,699,116	6.000%, 06/25/37	2,358,466
4,927,170	5.375%, 07/25/35	4,322,498
	Starwood Retail Property Trust
3,785,000	3.888%, 11/15/27 (A) (B)	3,399,189
	Structured Adjustable Rate Mortgage Loan Trust
319,067	2.854%, 09/25/34 (B)	313,837
7,211,211	0.763%, 07/25/35 (B)	5,379,694
	Structured Asset Securities Mortgage Pass-Through Certificates
1,795,443	5.750%, 11/25/34	1,819,454
	Structured Asset Securities Trust
693,353	5.500%, 02/25/35	703,250
	Washington Mutual Mortgage Pass-Through Certificates
2,028,980	6.000%, 03/25/36	1,871,151
509,491	5.500%, 07/25/34	522,622
1,585,930	2.291%, 05/25/37 (B)	1,310,403
2,534,284	2.178%, 09/25/46 (B)	2,330,971
3,165,136	1.928%, 01/25/47 (B)	2,829,401

	Total Residential Mortgage-Backed Obligations
	(Cost $163,905,664)	164,662,121

Commercial Mortgage-Backed Obligations — 20.8%
	A10 Securitization
290,000	6.230%, 11/15/27 (A)	288,873
965,000	5.120%, 11/15/27 (A)	956,722
2,146,000	4.990%, 04/15/34 (A)	1,998,480
	BAMLL Commercial Mortgage Securities Trust
1,500,000	5.442%, 01/15/28 (A) (B)	1,455,000
	BXHTL Mortgage Trust
2,450,000	8.673%, 05/15/20	2,367,109

7

Portfolio of Investments — as of July 31, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — (continued)
	CGBAM Commercial Mortgage Trust
$6,000,000	3.442%, 02/15/31 (A) (B)	$5,667,655
	Commercial Mortgage Trust
1,000,000	5.017%, 08/15/45 (A) (B)	974,772
3,500,000	3.582%, 06/15/34 (A) (B)	3,398,717
	Credit Suisse Commercial Mortgage Trust
3,930,000	5.869%, 09/15/40 (B)	3,570,150
	Credit Suisse Mortgage Capital Trust
4,180,000	4.481%, 04/15/29 (A) (B)	3,988,824
	DBUBS Mortgage Trust
1,350,000	5.884%, 01/10/21 (A) (B)	1,451,138
	Extended Stay America Trust
2,928,000	4.171%, 12/05/31 (A) (B)	2,949,220
	FHLMC Multifamily Structured Pass-Through Certificates
5,195,000	3.334%, 08/25/25 (B)	5,762,798
9,700,000	3.010%, 07/25/25	10,501,563
	GP Portfolio Trust
2,500,000	4.292%, 02/15/27 (A) (B)	2,398,867
	GS Mortgage Securities Trust
20,460,000	5.988%, 08/10/45 (B)	18,586,087
	Hilton USA Trust
3,995,000	5.222%, 11/05/30 (A) (B)	4,015,994
	JPMorgan Chase Commercial Mortgage Securities Trust
3,145,000	6.379%, 06/15/43 (A) (B)	3,252,559
3,000,000	5.494%, 08/15/46 (A) (B)	3,111,638
2,000,000	5.021%, 01/12/37 (B)	1,977,866
3,325,000	4.942%, 07/15/36 (A) (B)	3,327,085
	Morgan Stanley Capital I Trust
2,500,000	3.828%, 02/05/35 (A) (B)	2,164,944
	Motel 6 Trust
7,784,588	8.230%, 02/05/20 (A)	7,835,966
2,000,000	5.000%, 02/05/30 (A)	1,897,371
	RBS Commercial Funding Trust
2,000,000	3.704%, 03/11/31 (A) (B)	1,792,550
	SCG Trust
3,300,000	3.693%, 11/15/26 (A) (B)	3,215,310

8

Portfolio of Investments — as of July 31, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount/Shares	Description	Value
Commercial Mortgage-Backed Obligations — (continued)
	Wells Fargo Commercial Mortgage Trust
$5,800,000	3.789%, 12/15/47	$6,451,969
	WF-RBS Commercial Mortgage Trust
1,072,724	5.807%, 03/15/44 (A) (B)	1,129,048
2,068,235	5.788%, 02/15/44 (A) (B)	2,213,227

	Total Commercial Mortgage-Backed Obligations
	(Cost $109,374,171)	108,701,502

Municipal Bond — 0.6%
	Michigan State, Tobacco Settlement Financing Authority, RB
	7.309%, 06/01/34
3,170,000	(Cost $2,763,458)	3,131,960

Short-Term Investment — 1.5%
	Dreyfus Treasury Prime Cash Management, Institutional Class, 0.170% (E)
8,032,395	(Cost $8,032,395)	8,032,395

	Total Investments — 100.3%
	(Cost $527,697,557) †	523,721,691
	Other Assets and Liabilities, net — (0.3)%	(1,631,716)

	Net Assets — 100.0%	$522,089,975

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at July 31, 2016 was $282,755,529 and represented 54.2% of Net Assets.
(B)	Variable rate security — Rate disclosed is the rate in effect on July 31, 2016.
(C)	Zero coupon bond. The rate shown is the effective yield at time of purchase.
(D)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as July 31, 2016 was $15,640,124 and represented 3.0% of net assets.
(E)	The rate shown is the 7-day effective yield as of July 31, 2016.

9

Portfolio of Investments — as of July 31, 2016 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

FHLMC	Federal Home Loan Mortgage Corporation
LLC	Limited Liability Company
RB	Revenue Bond

†	At July 31, 2016, the tax basis cost of the Fund’s investments was $527,697,557 and the unrealized appreciation and depreciation were $7,151,786 and $(11,127,652), respectively.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$224,189,918	$15,003,795	$239,193,713
Residential Mortgage-Backed Obligations	—	164,025,792	636,329	164,662,121
Commercial Mortgage-Backed Obligations	—	108,701,502	—	108,701,502
Municipal Bond	—	3,131,960	—	3,131,960
Short-Term Investment	8,032,395	—	—	8,032,395

Total Investments in Securities	$8,032,395	$500,049,172	$15,640,124	$523,721,691

The following is a reconciliation of Level 3 assets for which unobservable inputs were used to determine fair value.

As of July 31, 2016 all Level 3 investments’ fair value is based on 3rd party pricing information from independent brokers without adjustment.

	Investments in Asset-Backed Securities	Investments in Residential Mortgage-Backed Obligations	Investments in Commercial Mortgage-Backed Obligations	Total Investments
Beginning balance as of November 1, 2015	$23,645,687	$3,083	$1,471,875	$25,120,645
Accrued discounts/premiums	13,734	—	—	13,734
Realized gain/(loss)	115,860	—	—	115,860
Change in unrealized appreciation/(depreciation)	(2,070,598)	—	—	(2,070,598)
Purchases	19,746	—	—	19,746
Sales	(344,963)	(3,083)	—	(348,046)
Net transfer into Level 3	—	636,329	—	636,329
Net transfer out of Level 3	(6,375,671)	—	(1,471,875)	(7,847,546)

Ending balance as of July 31, 2016	$15,003,795	$636,329	$—	$15,640,124

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(3,334,110)	$25,302	$—	$—

For the period ended July 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2016, there have been transfers between Level 2 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of each period.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

10

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016